Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 4,137,189	¥ 30,000,000	$ 4,777,301	¥ 32,950,000
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 1,379,063	¥ 10,000,000
Issuance Date	Aug. 09, 2022	Aug. 09, 2022
Expiration Date	Aug. 09, 2023	Aug. 09, 2023
Interest	4.10%	4.10%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 1,379,063	¥ 10,000,000	$ 1,449,864	¥ 10,000,000
Issuance Date	Aug. 16, 2022	Aug. 16, 2022	Aug. 02, 2022	Aug. 02, 2022
Expiration Date	Aug. 15, 2022	Aug. 15, 2022	Feb. 02, 2023	Feb. 02, 2023
Interest	4.10%	4.10%	4.10%	4.10%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 689,532	¥ 5,000,000	$ 1,449,864	¥ 10,000,000
Issuance Date	Jan. 13, 2023	Jan. 13, 2023	Aug. 09, 2022	Aug. 09, 2022
Expiration Date	Jul. 13, 2023	Jul. 13, 2023	Aug. 09, 2023	Aug. 09, 2023
Interest	4.00%	4.00%	4.10%	4.10%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 689,532	¥ 5,000,000	$ 1,449,864	¥ 10,000,000
Issuance Date	Jan. 13, 2023	Jan. 13, 2023	Aug. 16, 2022	Aug. 16, 2022
Expiration Date	Jul. 13, 2023	Jul. 13, 2023	Aug. 15, 2023	Aug. 15, 2023
Interest	4.00%	4.00%	4.10%	4.10%
Longwan Rural Commercial Bank [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount			$ 173,984	¥ 1,200,000
Issuance Date			Jun. 15, 2022	Jun. 15, 2022
Expiration Date			Jun. 14, 2023	Jun. 14, 2023
Interest			9.60%	9.60%
Longwan Rural Commercial Bank [Member]
Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount			$ 253,725	¥ 1,750,000
Issuance Date			Jun. 15, 2022	Jun. 15, 2022
Expiration Date			Jun. 14, 2023	Jun. 14, 2023
Interest			9.60%	9.60%